COLLABORATION INVENTORIES, NET - Summary of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials	$ 21,771	$ 17,454
Work-in-process	5,781	4,440
Finished goods	8,037	2,009
Total collaboration inventories, net	$ 35,589	$ 23,903